Deposits by Banks - Schedule of Deposits by Banks (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of deposits from banks [line items]
Deposits by banks	£ 20,973	£ 14,359
Items in the course of transmission
Disclosure of deposits from banks [line items]
Deposits by banks	375	337
Deposits held as collateral
Disclosure of deposits from banks [line items]
Deposits by banks	2,071	2,175
Other deposits
Disclosure of deposits from banks [line items]
Deposits by banks	£ 18,527	£ 11,847